SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurement Inputs (Details) - Derivative Financial Instruments, Put Right Liabilities	Jun. 22, 2021 $ / shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	17.32
Strike Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	14.86
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.95
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0010